Arbitral Award, Settlement Agreement and Mining Data Sale: (Details Text) $ in Millions	Dec. 31, 2019 USD ($)
Arbitral Award, Settlement Agreement and Mining Data Sale: [Abstract]
Total award	$ 740.3
Settlement Agreement	1,032.0
Venezuela agreed to pay to satisfy award	792.0
Venezuela agreed to pay for mining data	240.0
Payments made pursuant to settlement agreement	254.0
Amount deposited to trust account	165.5
Amount remaining in trust account	21.5
Government bonds received	88.5
Bonds sold for	74.3
Loss on sale of bonds	14.2
Amount due and unpaid including interest	886.0
Interest due	$ 108.0
Amount of proceeds cvr holders entitled to	5.466%
2019 increase in obligation to the CVR holders	$ 0.3
Cumulative amount paid to cvr holders	$ 10.0
Original bonus percentage of first two hundred million collected	1.00%
Original bonus percentage thereafter	5.00%
Modified bonus percentage of first two hundred million collected	1.28%
Modified bonus percentage thereafter	6.40%
2019 increase in obligation to the bonus plan participants	$ 0.3
Cumulative amount paid to bonus plan participants	$ 4.4